Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 33.4%
3,812	iShares 20+ Year Treasury Bond ETF	$ 592,042	2.1
13,567	iShares Core S&P 500 ETF	4,014,610	13.8
5,018	iShares Core U.S. Aggregate Bond ETF	583,192	2.0
19,864	Schwab U.S. TIPS ETF	1,159,462	4.0
5,661	Vanguard Real Estate ETF	494,375	1.7
9,639	Vanguard Russell 1000 Growth ETF	1,662,342	5.8
10,820	Vanguard Value ETF	1,141,510	4.0

	Total Exchange-Traded Funds
	(Cost $9,522,808)	9,647,533	33.4

MUTUAL FUNDS: 66.6%
	Affiliated Investment Companies: 63.6%
62,053	Voya Floating Rate Fund - Class P3	577,716	2.0
383,887	Voya Intermediate Bond Fund - Class P3	4,096,078	14.2
46,840	Voya Large Cap Growth Fund - Class P3	2,176,652	7.5
100,342	Voya Large Cap Value Fund - Class P3	1,144,906	4.0
18,104	(1) Voya MidCap Opportunities Fund - Class P3	430,686	1.5
119,796	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,437,549	5.0
184,994	Voya Multi-Manager International Equity Fund - Class P3	2,020,138	7.0
290,903	Voya Multi-Manager International Factors Fund - Class P3	2,586,131	9.0
49,233	Voya Multi-Manager Mid Cap Value Fund - Class P3	428,324	1.5
58,529	Voya Short Term Bond Fund - Class P3	582,365	2.0
42,712	Voya Small Company Fund - Class P3	569,347	2.0
84,275	Voya Strategic Income Opportunities Fund - Class P3	870,562	3.0
123,271	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,425,016	4.9
		18,345,470	63.6

	Unaffiliated Investment Companies: 3.0%
26,653	TIAA-CREF S&P 500 Index Fund - Class I	864,904	3.0

	Total Mutual Funds
	(Cost $19,745,696)	19,210,374	66.6

	Total Investments in Securities (Cost $29,268,504)	$ 28,857,907	100.0
	Assets in Excess of Other Liabilities	9,486	0.0
	Net Assets	$ 28,867,393	100.0

(1)	Non-income producing security.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 9,647,533	$ –	$ –	$ 9,647,533
Mutual Funds	19,210,374	–	–	19,210,374
Total Investments, at fair value	$ 28,857,907	$ –	$ –	$ 28,857,907

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class P3	$406,517	$297,407	$(113,072)	$(13,136)	$577,716	$ 27,952	$(3,724)	$-
Voya Intermediate Bond Fund Class P3	2,248,720	3,285,035	(1,516,321)	78,644	4,096,078	125,878	95,906	3,277
Voya Large Cap Growth Fund Class P3	1,499,346	2,274,894	(1,509,019)	(88,569)	2,176,652	14,989	189,506	88,837
Voya Large Cap Value Fund Class P3	803,673	1,661,405	(1,149,251)	(170,921)	1,144,906	23,069	61,801	90,932
Voya MidCap Opportunities Fund Class P3	302,014	203,416	(82,516)	7,772	430,686	-	(6,161)	23,937
Voya Multi-Manager Emerging Markets Equity Fund Class P3	1,012,772	916,975	(465,215)	(26,983)	1,437,549	23,130	42,944	7,130
Voya Multi-Manager International Equity Fund Class P3	1,409,009	1,034,884	(428,981)	5,226	2,020,138	38,446	(23,166)	-
Voya Multi-Manager International Factors Fund Class P3	1,815,132	1,332,431	(509,209)	(52,223)	2,586,131	78,155	(50,821)	-
Voya Multi-Manager Mid Cap Value Fund Class P3	300,148	246,493	(92,788)	(25,529)	428,324	4,653	(14,326)	34,176
Voya Short Term Bond Fund Class P3	406,527	291,819	(121,122)	5,141	582,365	13,228	2,550	-
Voya Small Company Fund - Class P3	400,742	820,700	(660,870)	8,775	569,347	491	(18,128)	-
Voya Strategic Income Opportunities Fund - Class P3	-	1,317,635	(451,446)	4,373	870,562	22,321	4,902	-
Voya Strategic Income Opportunities Fund - Class R6	815,316	132,415	(943,796)	(3,935)	-	11,225	212	-
Voya U.S. High Dividend Low Volatility Fund Class P3	1,202,873	952,769	(662,139)	(68,487)	1,425,016	31,164	77,212	16,101
	$12,622,789	$14,768,278	$(8,705,745)	$(339,852)	$18,345,470	$414,702	$358,707	$264,390

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $29,520,239.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 361,752
Gross Unrealized Depreciation	(1,024,084)
Net Unrealized Depreciation	$ (662,332)